Share capital - Ordinary shares issued and fully paid (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Number of shares
Balance as at beginning	1		1	1	1
Balance as at end	1	1		1	1	1
Share capital
As at beginning	$ 366,971	$ 353,169	$ 345,660	$ 353,366	$ 339,481	$ 339,481
As at end	$ 364,302	$ 366,971	$ 353,169	$ 345,660	$ 353,366	$ 339,481